Expense Example - CCM Affordable Housing MBS ETF - CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF	Oct. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	$ 811